Putnam PanAgora ESG International Equity ETF
The fund's portfolio
1/31/23 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value
Aerospace and defense (2.0%)
Airbus SE (France)	197	$24,684
BAE Systems PLC (United Kingdom)	2,445	25,840

		50,524
Air freight and logistics (1.0%)
DSV A/S (Denmark)	152	25,101

		25,101
Auto components (0.5%)
Hella GmbH & Co. KGaA (Germany)	30	2,520
Pirelli & C SpA (Italy)	494	2,470
Valeo (France)	337	7,350

		12,340
Automobiles (3.1%)
Bayerische Motoren Werke AG (Germany)	251	25,426
Isuzu Motors, Ltd. (Japan)	963	12,164
Toyota Motor Corp. (Japan)	355	5,151
Volkswagen AG (Preference) (Germany)	178	24,592
Yamaha Motor Co., Ltd. (Japan)	490	12,055

		79,388
Banks (11.3%)
Banco Bilbao Vizcaya Argentaria SA (Spain)	3,385	23,824
Barclays PLC (United Kingdom)	11,588	26,576
BAWAG Group AG (Austria)	44	2,721
Commonwealth Bank of Australia (Australia)	66	5,154
Credit Agricole SA (France)	1,942	23,358
DBS Group Holdings, Ltd. (Singapore)	1,044	28,580
HSBC Holdings PLC (United Kingdom)	2,657	19,588
Mebuki Financial Group, Inc. (Japan)	1,000	2,597
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,700	34,498
National Australia Bank, Ltd. (Australia)	1,417	31,938
NatWest Group PLC (United Kingdom)	6,300	23,970
Nordea Bank ABP (Finland)	2,290	26,705
Raiffeisen Bank International AG (Austria)(NON)	139	2,490
Skandinaviska Enskilda Banken AB (Sweden)	1,931	23,350
UniCredit SpA (Italy)	571	11,128

		286,477
Beverages (3.8%)
Asahi Group Holdings, Ltd. (Japan)	702	23,206
Diageo PLC (United Kingdom)	819	35,584
Pernod Ricard SA (France)	129	26,691
Treasury Wine Estates, Ltd. (Australia)	1,177	12,121

		97,602
Biotechnology (0.8%)
Genmab A/S (Denmark)(NON)	34	13,300
Swedish Orphan Biovitrum AB (Sweden)(NON)	276	6,149

		19,449
Building products (0.9%)
ASSA ABLOY AB Class B (Sweden)	1,008	23,757

		23,757
Capital markets (3.1%)
3i Group PLC (United Kingdom)	1,282	24,999
Julius Baer Group, Ltd. (Switzerland)	347	22,235
UBS Group AG (Switzerland)	1,483	31,577

		78,811
Chemicals (3.4%)
Clariant AG (Switzerland)(NON)	204	3,497
Givaudan SA (Switzerland)	7	22,720
Johnson Matthey PLC (United Kingdom)	299	8,350
Koninklijke DSM NV (Netherlands)	59	7,586
Mitsubishi Chemical Group Corp. (Japan)	500	2,804
Nutrien, Ltd. (Canada)	32	2,649
OCI NV (Netherlands)	152	5,170
Symrise AG (Germany)	195	20,660
Umicore SA (Belgium)	341	12,892

		86,328
Commercial services and supplies (0.8%)
Brambles, Ltd. (Australia)	2,258	19,199

		19,199
Communications equipment (0.9%)
Nokia OYJ ADR (Finland)	5,024	23,914

		23,914
Construction and engineering (1.8%)
Eiffage SA (France)	136	14,507
Vinci SA (France)	266	30,009

		44,516
Containers and packaging (0.7%)
DS Smith PLC (United Kingdom)	578	2,519
Smurfit Kappa Group PLC (Ireland)	380	15,957

		18,476
Diversified telecommunication services (0.8%)
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	3,381	5,589
Spark NZ, Ltd. (New Zealand)	3,050	10,285
United Internet AG (Germany)	159	3,681

		19,555
Electric utilities (0.4%)
Iberdrola SA (Spain)	854	9,987

		9,987
Electrical equipment (0.9%)
Legrand SA (France)	266	23,776

		23,776
Energy equipment and services (0.2%)
Subsea 7 SA (Norway)	205	2,550
Worley, Ltd. (Australia)	229	2,520

		5,070
Entertainment (0.1%)
Koei Tecmo Holdings Co., Ltd. (Japan)	193	3,511

		3,511
Equity real estate investment trusts (REITs) (1.1%)
Covivio (France)	77	5,286
Gecina SA (France)	75	8,889
Klepierre SA (France)	351	8,913
Land Securities Group PLC (United Kingdom)	585	5,130

		28,218
Food and staples retailing (1.4%)
Kesko Oyj Class B (Finland)	446	10,388
Koninklijke Ahold Delhaize NV (Netherlands)	817	24,348

		34,736
Food products (3.2%)
Danone SA (France)	473	25,885
Meiji Holdings Co., Ltd. (Japan)	181	9,330
Nestle SA (Switzerland)	288	35,145
Orkla ASA (Norway)	1,225	9,149
Suedzucker AG (Germany)	154	2,494

		82,003
Gas utilities (0.5%)
Tokyo Gas Co., Ltd. (Japan)	600	12,535

		12,535
Health-care equipment and supplies (1.7%)
ConvaTec Group PLC (United Kingdom)	822	2,376
Olympus Corp. (Japan)	872	16,382
Terumo Corp. (Japan)	829	24,072

		42,830
Health-care technology (0.1%)
CompuGroup Medical SE & Co. KgaA (Germany)	55	2,568

		2,568
Hotels, restaurants, and leisure (1.5%)
Aristocrat Leisure, Ltd. (Australia)	947	22,827
Sodexo SA (France)	144	14,267

		37,094
Household durables (2.9%)
Barratt Developments PLC (United Kingdom)	446	2,540
Panasonic Holdings Corp. (Japan)	200	1,855
Sekisui Chemical Co., Ltd. (Japan)	586	8,205
Sekisui House, Ltd. (Japan)	1,000	18,885
Sony Group Corp. (Japan)	374	33,387
Taylor Wimpey PLC (United Kingdom)	5,757	8,344

		73,216
Household products (1.0%)
Henkel AG & Co. KGaA (Germany)	75	5,004
Henkel AG & Co. KGaA Vorzug (Preference) (Germany)	290	20,619

		25,623
Independent power and renewable electricity producers (0.3%)
Meridian Energy, Ltd. (New Zealand)	1,406	4,858
Northland Power, Inc. (Canada)	86	2,310

		7,168
Industrial conglomerates (1.1%)
CK Hutchison Holdings, Ltd. (Hong Kong)	1,183	7,552
Hitachi, Ltd. (Japan)	365	19,166

		26,718
Insurance (6.0%)
Aegon NV (Netherlands)	2,911	15,997
AIA Group, Ltd. (Hong Kong)	1,743	19,683
Aviva PLC (United Kingdom)	4,131	23,247
Intact Financial Corp. (Canada)	16	2,321
Legal & General Group PLC (United Kingdom)	7,277	22,890
Sampo Oyj Class A (Finland)	310	16,263
Sompo Holdings, Inc. (Japan)	500	21,590
Sun Life Financial, Inc. (Canada)	51	2,563
Talanx AG (Germany)	51	2,516
Tokio Marine Holdings, Inc. (Japan)	1,245	26,060

		153,130
Interactive media and services (0.5%)
Auto Trader Group PLC (United Kingdom)	1,535	11,913

		11,913
Internet and direct marketing retail (0.1%)
Just Eat Takeaway.com NV (Netherlands)(NON)	52	1,339

		1,339
IT Services (2.5%)
Amadeus IT Holding SA Class A (Spain)(NON)	365	22,961
Fujitsu, Ltd. (Japan)	173	24,775
NEC Corp. (Japan)	400	14,443
Sopra Steria Group SACA (France)	15	2,491

		64,670
Life sciences tools and services (0.8%)
ICON PLC (Ireland)(NON)	11	2,538
QIAGEN NV (Netherlands)(NON)	371	18,021

		20,559
Machinery (1.4%)
GEA Group AG (Germany)	247	11,112
Hitachi Construction Machinery Co., Ltd. (Japan)	177	4,178
Mitsubishi Heavy Industries, Ltd. (Japan)	519	20,344

		35,634
Marine (0.2%)
Nippon Yusen (Japan)	209	4,954

		4,954
Metals and mining (2.9%)
ArcelorMittal SA (France)	239	7,390
Boliden AB (Sweden)	446	20,055
IGO, Ltd. (Australia)	1,111	11,610
JFE Holdings, Inc. (Japan)	200	2,637
Mineral Resources, Ltd. (Australia)	238	15,092
Norsk Hydro ASA (Norway)	2,190	17,743

		74,527
Multi-utilities (1.1%)
National Grid PLC (United Kingdom)	2,160	27,475

		27,475
Multiline retail (1.1%)
Wesfarmers, Ltd. (Australia)	764	26,959

		26,959
Oil, gas, and consumable fuels (2.9%)
Ampol, Ltd. (Australia)	390	8,438
ARC Resources, Ltd. (Canada)	197	2,289
Beach Energy, Ltd. (Australia)	2,230	2,394
Enbridge, Inc. (Canada)	60	2,457
Gaztransport Et Technigaz SA (France)	22	2,429
Harbour Energy PLC (United Kingdom)	630	2,441
Koninklijke Vopak NV (Netherlands)	82	2,474
MEG Energy Corp. (Canada)(NON)	167	2,760
Neste OYJ (Finland)	478	22,794
Parkland Corp. (Canada)	106	2,490
Pembina Pipeline Corp. (Canada)	68	2,413
Suncor Energy, Inc. (Canada)	76	2,638
Tourmaline Oil Corp. (Canada)	47	2,190
Woodside Energy Group, Ltd. (Australia)	626	16,250

		74,457
Pharmaceuticals (9.0%)
Astellas Pharma, Inc. (Japan)	1,387	20,472
AstraZeneca PLC ADR (United Kingdom)	225	14,708
Novartis AG (Switzerland)	574	51,913
Novo Nordisk A/S Class B (Denmark)	361	49,993
Roche Holding AG (Switzerland)	177	55,318
Shionogi & Co., Ltd. (Japan)	431	20,580
UCB SA (Belgium)	205	16,818

		229,802
Professional services (1.7%)
Bureau Veritas SA (France)	478	13,660
Reed Elsevier (United Kingdom)	989	29,395

		43,055
Real estate management and development (2.7%)
CK Asset Holdings, Ltd. (Hong Kong)	3,258	20,816
Daiwa House Industry Co., Ltd. (Japan)	959	23,041
Nomura Real Estate Holdings, Inc. (Japan)	194	4,281
Swiss Prime Site AG (Switzerland)	61	5,434
Wharf Real Estate Investment Co., Ltd. (Hong Kong)	2,720	15,608

		69,180
Semiconductors and semiconductor equipment (5.0%)
Advantest Corp. (Japan)	174	12,441
ASML Holding NV (NY Reg Shares) (Netherlands)	97	64,101
Infineon Technologies AG (Germany)	784	28,044
Tokyo Electron, Ltd. (Japan)	67	23,512

		128,098
Software (0.6%)
Check Point Software Technologies, Ltd. (Israel)(NON)	125	15,900

		15,900
Specialty retail (1.1%)
Industria de Diseno Textil SA (Spain)	852	26,606

		26,606
Textiles, apparel, and luxury goods (2.6%)
Christian Dior SE (France)	3	2,589
HUGO BOSS AG (Germany)	39	2,637
Kering SA (France)	35	21,850
LVMH Moet Hennessy Louis Vuitton SA (France)	22	19,219
Moncler SpA (Italy)	251	15,725
Pandora A/S (Denmark)	41	3,414

		65,434
Tobacco (0.9%)
Imperial Brands PLC (United Kingdom)	936	23,465

		23,465
Trading companies and distributors (2.3%)
AerCap Holdings NV (Ireland)(NON)	203	12,832
Brenntag SE (Germany)	251	18,680
Ferguson PLC (United Kingdom)	17	2,392
IMCD NV (Netherlands)	92	14,591
Mitsui & Co., Ltd. (Japan)	335	9,899

		58,394
Transportation infrastructure (0.4%)
Auckland International Airport, Ltd. (New Zealand)(NON)	2,039	11,223

		11,223
Wireless telecommunication services (2.1%)
KDDI Corp. (Japan)	925	28,901
SoftBank Corp. (Japan)	2,200	25,165

		54,066

Total common stocks (cost $2,492,847)		$2,521,330

SHORT-TERM INVESTMENTS (0.2%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 3.93%(AFF)	4,051	$4,051

Total short-term investments (cost $4,051)		$4,051
TOTAL INVESTMENTS

Total investments (cost $2,496,898)		$2,525,381

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 19, 2023 (commencement of operations) through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,541,607.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 1/19/23 (commencement of operations)	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
	Short-term investments
	Putnam Government Money Market Fund***	$—	$20,352	$16,301	$1	$4,051

	Total Short-term investments	$—	$20,352	$16,301	$1	$4,051
	*** Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	20.9%
	United Kingdom	13.6
	France	11.2
	Switzerland	9.0
	Australia	6.9
	Germany	6.8
	Netherlands	6.1
	Finland	4.0
	Denmark	3.6
	Spain	3.3
	Sweden	2.9
	Hong Kong	2.5
	Ireland	1.2
	Belgium	1.2
	Norway	1.2
	Italy	1.2
	Singapore	1.1
	Canada	1.1
	New Zealand	1.0
	Israel	0.8
	Austria	0.2
	United States	0.2

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$89,045	$—
Consumer discretionary	—	322,376	—
Consumer staples	—	263,429	—
Energy	17,237	62,290	—
Financials	4,884	513,534	—
Health care	17,246	297,962	—
Industrials	12,832	354,019	—
Information technology	103,915	128,667	—
Materials	2,649	176,682	—
Real estate	—	97,398	—
Utilities	2,310	54,855	—

Total common stocks	161,073	2,360,257	—
Short-term investments	4,051	—	—

Totals by level	$165,124	$2,360,257	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com